LOSSES PER SHARE	6 Months Ended
Jun. 30, 2023
LOSSES PER SHARE
LOSSES PER SHARE

17.  LOSSES PER SHARE

Basic and diluted losses per share for each of the six months ended June 30, 2022 and 2023 presented is calculated as follows:

	For the six months ended June 30,
	2022		2023
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

Losses per share —basic:
Numerator:
Allocation of net loss attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share—basic	(18,490)	—	(5,851)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	717,955,766	99	1,093,318,465	99
Denominator used for losses per share	717,955,766	99	1,093,318,465	99
Losses per share — basic	(0.03)	—	(0.01)	—

Losses per share —diluted:
Numerator:
Allocation of net loss attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(18,490)	—	(5,851)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	717,955,766	99	1,093,318,465	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for losses per share	717,955,865	99	1,093,318,564	99
Losses per share —diluted	(0.03)	—	(0.01)	—

Losses per ADS*:
Denominator used for losses per ADS - basic	7,179,558	—	10,933,185	—
Denominator used for losses per ADS - diluted	7,179,559	—	10,933,186	—
Losses per ADS – basic	(2.58)	—	(0.54)	—
Losses per ADS – diluted	(2.58)	—	(0.54)	—
*	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.

Losses per ADS have been retrospectively adjusted for the ADS Ratio Change from the former ADS Ratio of 1 ADS to 10 Class A ordinary shares, to the current ADS Ratio of 1 ADS to 100 Class A ordinary shares, effective on December 23, 2022.